Legal and administrative proceedings (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax Litigation [Member]
IfrsStatementLineItems [Line Items]
Effects in income statements	$ (80)	$ 8	$ (40)
Civil Litigation [Member]
IfrsStatementLineItems [Line Items]
Effects in income statements	(29)	(70)	(38)
Labor Litigation [Member]
IfrsStatementLineItems [Line Items]
Effects in income statements	(191)	(167)	(67)
Environmental Litigation [Member]
IfrsStatementLineItems [Line Items]
Effects in income statements	(3)		(8)
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Effects in income statements	$ (303)	$ (229)	$ (153)